Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Global Macro Capital Opportunities Portfolio
Entity Central Index Key	0001588812
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000134926
Shareholder Report [Line Items]
Fund Name	Global Macro Capital Opportunities Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Macro Capital Opportunities Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Emerging and Frontier Countries Equity Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Macro Capital Opportunities Portfolio	$56	1.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.04% [1]
AssetsNet	$ 3,722,011,197
Holdings Count | Holding	574
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,722,011,197
# of Portfolio Holdings	574
Portfolio Turnover Rate	20%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	29.2%
India	3.7%
South Africa	3.9%
Brazil	4.5%
Argentina	4.6%
Chile	5.1%
United States	5.2%
Taiwan	8.2%
Greece	8.8%
Vietnam	11.6%
South Korea	15.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Samsung Electronics Co. Ltd.	6.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
SK Hynix, Inc.	4.3%
OTP Bank Nyrt	2.6%
Bank of Cyprus Holdings PLC	2.2%
Vingroup JSC	1.6%
Nova Ljubljanska Banka DD, GDR	1.4%
National Bank of Greece SA	1.3%
Georgia Capital PLC	1.2%
NAC Kazatomprom JSC, GDR	1.2%
Total	27.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

[1]	Annualized